Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
14	Earnings per share

(a)	Basic

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Net profit attributable to owners of the Company	5,968,466	6,143,222	5,336,331

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,803,690	10,823,497

Basic earnings per share (RMB per share)	RMB 0.553	RMB 0.569	RMB 0.493

Basic earnings per ADS(RMB per ADS)	RMB 55.264	RMB 56.862	RMB 49.303

(b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

As at 31 December 2017, The Company has dilutive potential ordinary shares from share options. The number of shares that would have been issued assuming the exercise of the share options less the number of shares that could have been issued at fair value (determined as the average market price per the Company’s A share for year ended 31 December 2017) for the same total proceeds is the number of shares issued for no consideration. The resulting number of shares issued for no consideration is included in the weighted average number of ordinary shares as the denominator for calculating diluted earnings per share. As at 31 December 2018, there was no potential dilutive ordinary share from share options due to the forfeit of the third tranche of share option incentive scheme.

The calculation of the diluted earnings per share for the years ended 31 December 2016, 2017 and 2018 was shown as:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	5,968,466	6,143,222	5,336,331

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,803,690	10,823,497
Adjustments for share options granted (thousands of shares)	8,632	6,179	—

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,808,632	10,809,869	10,823,497

Diluted earnings per share (RMB per share)	RMB 0.552	RMB 0.568	RMB 0.493

Diluted earnings per ADS (RMB per ADS)(i)	RMB 55.219	RMB 56.830	RMB 49.303

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.